Additional information about derivatives financial instruments - Debentures convertible into shares of Valor da Logstica Integrada (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) R$ / shares EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
Debentures convertible into shares of Valor da Logstica Integrada ("VLI")
Derivative financial instruments.
Notional (quantity) | EquityInstruments	140,239	140,239
Average strike per share | R$ / shares	7,136
Fair value of liabilities	$ (51)	$ (59)
Value at risk	3
Debentures convertible into shares of Valor da Logstica Integrada ("VLI") | 2027
Derivative financial instruments.
Fair value of liabilities	$ (51)